Voya Securitized Credit Fund Investment Objectives and Goals - Voya Securitized Credit Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Voya Securitized Credit Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to maximize total return through a combination of current income and capital appreciation.